Short-Term Investment (Details) - Wize Pharma Inc. [Member] - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Short-Term Investment (Details) [Line Items]
Number of shares hold by company	356,803	356,803
Percentage of outstanding shares	1.06%	2.20%